TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivables

	12.31.21	12.31.20
Billed amounts	7,647,516	7,611,858
Unbilled amounts (1)	2,304,402	2,191,331
Interconnection amounts (2)	698,361	724,630
Vivo Money FIDC	25,071	1,975
Amounts from related parties (Note 29)	67,137	105,349
Gross accounts receivable	10,742,487	10,635,143
Estimated impairment losses	(2,171,336)	(2,072,578)
Net accounts receivable	8,571,151	8,562,565

Current	8,100,269	8,182,667
Non-current	470,882	379,898
(1)	Includes the amounts of contractual assets (Note 25.a), shown in item d), of this note.
(2)	Relates to amounts billed to other telecommunication providers (Note 32(f)6).

Schedule of accounts receivable balances related to the Soluciona IT

	12.31.21	12.31.20
B2B merchandise resale portion - 24 months	258,751	159,075
Portion of accounts receivable from the OI group - Bankruptcy process of companies	29,527	59,813
Vivo TECH product (1)	415,653	348,086
Nominal amount receivable	703,931	566,974
Deferred financial income	(62,464)	(34,504)
Present value of accounts receivable	641,467	532,470
Estimated impairment losses	(170,585)	(152,572)
Net amount receivable	470,882	379,898
(1)	The maturity schedule is up to five years for amounts related to the Vivo TECH product.

Schedule of amounts receivable, by maturity

	12.31.21	12.31.20
Falling due (1)	7,133,696	6,798,420
Overdue – 1 to 30 days	827,709	870,551
Overdue – 31 to 60 days	259,641	228,074
Overdue – 61 to 90 days	88,219	142,788
Overdue – 91 to 120 days	117,612	157,105
Overdue – over 120 days	144,274	365,627
Total	8,571,151	8,562,565
(1)	Includes the amounts of contractual assets (Note 25.a), shown in item d), of this note.

Schedule of changes in contractual assets arising from the initial adoption of IFRS 15

	Contract assets, gross	Provision for losses	Contract assets, net
Balance on 12.31.19	269,508	(46,194)	223,314
Additions	444,284	—	444,284
Write-offs	(510,215)	11,300	(498,915)
Balance on 12.31.20	203,577	(34,894)	168,683
Additions	417,765	—	417,765
Write-offs	(442,741)	3,403	(439,338)
Balance on 12.31.21	178,601	(31,491)	147,110

Schedule of changes in estimated losses for impairment

Balance on 12.31.19	(1,644,797)
Supplement to estimated losses, net of resersal (Note 26)	(1,740,358)
Write-off	1,312,577
Balance on 12.31.20	(2,072,578)
Supplement to estimated losses, net of resersal (Note 26)	(1,436,288)
Write-off	1,337,530
Balance on 12.31.21	(2,171,336)